Remuneration System for the Management Board and Employees of the Group - Summary of Shares, Stock Options, Convertible Bonds and Performance Shares Held by Members of Management Board and Supervisory Board (Parenthetical) (Detail)
12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance shares allocated percentage	100.00%